Expense Example, No Redemption - FT Vest Emerging Markets Buffer ETF - June - FT Vest Emerging Markets Buffer ETF - June	Jun. 12, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 97
Expense Example, No Redemption, 3 Years	$ 303